Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease
	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)

Operating lease right-of-use assets	$14,181	$18,035
Operating lease liabilities – current	7,414	7,374
Operating lease liabilities – noncurrent	-	7,584
Total operating lease liabilities	$7,414	$14,958

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Weighted-average remaining lease term (years)	1.92	2.42
Weighted-average discount rate	2.80%	2.80%

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

Year ending June 30,	Amount

Remaining of 2025	$-
2026	7,624
Thereafter	-
Total lease payments	7,624
Less: imputed interest	(210)
Total lease liabilities	$7,414